SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance
	As of December 31,
	2023	2022
Ordinary shares	48,923,903	47,737,868
Outstanding share options and RSUs	4,294,853	4,617,018
Shares available for future grants under the 2021 plan	7,847,149	6,243,273
Shares subject to the employee share purchase plan	1,233,812	721,469
Total	62,299,717	59,319,628

Schedule of share option activity

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
Outstanding — January 1, 2023 (*)	3,800,024	$39.60	7.46	$347,627
Granted (*)	207,305	$122.62
Exercised	(767,148)	$15.18
Expired and forfeited	(160,929)	$86.35
Outstanding — December 31, 2023	3,079,252	$48.82	6.71	$435,699
Exercisable — December 31, 2023 (*)	2,106,504	$32.98	6.25	$329,924

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022. and 74,108 performance options granted to the Company’s Co-CEOs in 2023, as applicable.

Schedule of unvested restricted stock units

	Number of Units	Weighted- Average Fair Value
Balance at January 1, 2023	816,994	$126.29
Granted (*)	846,540	$138.84
Vested	(338,034)	$128.44
Canceled	(109,899)	$126.59
Balance at December 31, 2023 (*)	1,215,601	$134.41

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023.

Schedule of share-based compensation expense

	Year ended December 31,
	2023	2022	2021
Cost of revenues	$6,307	$10,406	$7,681
Research and development	38,737	32,957	21,779
Sales and marketing	25,395	33,457	23,135
General and administrative	29,747	28,100	20,934
Share-based compensation, net of amounts capitalized	$100,186	$104,920	$73,529
Capitalized share-based compensation costs	1,997	2,282	1,522
Total share-based compensation	$102,183	$107,202	$75,051